Other disclosures - Credit Risk - Loans and advances at amortised cost by product (Details) - Financial assets at amortised cost [member] £ in Millions	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 144,664	£ 136,959
Coverage ratio	0.025	0.027
Loans and advances [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 148,395	£ 140,802
Loans and advances [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,731	3,843
Loans and advances [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 128,642	£ 122,100
Coverage ratio	0.004	0.004
Loans and advances [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 129,141	£ 122,589
Loans and advances [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	499	489
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 13,771	£ 12,769
Coverage ratio	0.074	0.089
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 588	£ 11,587
Coverage ratio	0.065	0.075
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 49	£ 532
Coverage ratio	0.14	0.206
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 82	£ 650
Coverage ratio	0.115	0.217
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 14,878	£ 14,024
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	12,536	12,524
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	960	670
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,382	830
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,107	1,255
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	814	937
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	134	138
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	159	180
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,251	£ 2,090
Coverage ratio	0.486	0.501
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,376	£ 4,189
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,125	2,099
Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 12,818	£ 13,160
Coverage ratio	0.03	0.028
Home loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 13,211	£ 13,540
Home loans [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	393	380
Home loans [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 11,234	£ 11,460
Coverage ratio	0.002	0.002
Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 11,262	£ 11,486
Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	28	26
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 719	£ 813
Coverage ratio	0.061	0.055
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,664	£ 634
Coverage ratio	0.042	0.044
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 200	£ 41
Coverage ratio	0.183	0.18
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 147	£ 138
Coverage ratio	0.109	0.061
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 766	£ 860
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	614	663
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	60	50
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	92	147
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	47	47
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	26	29
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11	9
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10	9
Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 865	£ 887
Coverage ratio	0.269	0.257
Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,183	£ 1,194
Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	318	307
Credit cards, unsecured and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 36,049	£ 33,791
Coverage ratio	0.067	0.076
Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 38,632	£ 36,552
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,583	2,761
Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 31,404	£ 29,192
Coverage ratio	0.011	0.012
Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 31,753	£ 29,548
Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	349	356
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,011	£ 3,954
Coverage ratio	0.168	0.197
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,470	£ 3,687
Coverage ratio	0.133	0.158
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 577	£ 187
Coverage ratio	0.344	0.387
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 994	£ 80
Coverage ratio	0.493	0.667
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,822	£ 4,926
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,227	4,381
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	305	305
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	290	240
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	811	972
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	563	694
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	105	118
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	143	160
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 634	£ 645
Coverage ratio	0.692	0.69
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,057	£ 2,078
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,423	1,433
Corporate loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 95,797	£ 90,008
Coverage ratio	0.008	0.008
Corporate loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 96,552	£ 90,710
Corporate loans [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	755	702
Corporate loans [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 86,004	£ 81,448
Coverage ratio	0.001	0.001
Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 86,126	£ 81,555
Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	122	107
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,041	£ 8,002
Coverage ratio	0.027	0.029
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 11,722	£ 7,266
Coverage ratio	0.029	0.029
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 826	£ 304
Coverage ratio	0.03	0.035
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,223	£ 432
Coverage ratio	0.006	0.025
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,290	£ 8,238
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,695	7,480
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	595	315
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,000	443
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	249	236
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	225	214
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	18	11
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6	11
Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 752	£ 558
Coverage ratio	0.338	0.391
Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,136	£ 917
Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 384	£ 359